Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 GBP (£) Rate	Dec. 31, 2017 USD ($) Rate	Dec. 31, 2016 USD ($) Rate	Sep. 30, 2017 Rate	Jun. 30, 2017 Rate	Sep. 30, 2016 Rate	Jun. 30, 2016 Rate	Mar. 31, 2016 Rate
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate | Rate	3.170	3.310	3.260	3.170	3.310	3.250	3.210	3.560
Description of exchange rate		The carrying amounts, the fair value as of December 31, 2017, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 3.3080 exchange rate are set out below
Hedging instruments designated / Highly probable future exports (%)		65.80%
Description of changes in methods and assumptions		Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP-2018-2022, would not indicate a reclassification adjustment from equity to the statement of income.
Average repayment term		8.62 years
Amount of insurance policies | $		$ 180
Petrobras Global Trading BV [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bonds issued	£ 1,300
Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Petrobras Global Trading BV [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	£ 700
Cross currency swap maturity	2026
Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Petrobras Global Trading BV [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	£ 600
Cross currency swap maturity	2034
Oil and Gas Producing Activities [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Forecasted divestments | $			$ 21,000
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis			Showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries